Tradr 2X Long SMR Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$64,546,918
TOTAL NET ASSETS — 100.0%	$64,546,918

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Marex	Nuscale Power Corporation	Receive	11.13% (OBFR01* + 750bps)	At Maturity	9/6/2026	$120,257,189	$-	$6,994,682
TOTAL EQUITY SWAP CONTRACTS								$6,994,682

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.